NON-CASH TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Non-cash transaction [Abstract]
NON-CASH TRANSACTIONS	NON-CASH TRANSACTIONS

Description	Acquisition of property and equipment	Acquisition of capitalized maintenance	Acquisition of intangible	Maintenance reserves	Compensation of accounts payable	Addition the ARO	Acquisition of lease	Lease Modifications	Capital increase	Maintenance prepayment	Write-offs	Total

Accounts receivable	—	—	—	168,500	(5,017)	—	34,499	—	—	—	—	197,982
Deposits	—	—	—	(89,285)	—	—	(20,294)	—	—	—	20,901	(88,678)
Property and equipment	147,055	—	—	—	—	—	—	—	—	—	(295,416)	(177,713)
Right-of-use assets	—	344,500	—	—	—	61,215	1,186,618	(108,823)	—	—	—	1,512,862
Intangible assets	—	—	(2,624)	—	—	—	—	—	—	—	—	(2,624)
Other assets	—	—	—	—	—	—	—	—	—	69,444	—	69,444
Loans and financing	—	—	—	—	—	—	(72,864)	—	10,298,882	—	274,515	10,500,533
Convertible debt instruments	—	—	—	—	—	—	—	—	1,037,771	—	—	1,037,771
Leases	—	—	—	—	—	—	(1,137,880)	130,447	—	—	—	(1,007,433)
Accounts payable	(147,055)	(344,500)	2,624	(79,215)	5,017	—	9,921	—	—	(69,444)	—	(622,652)
Provisions	—	—	—	—	—	(61,215)	—	(21,624)	—	—	—	(82,839)
Equity	—	—	—	—	—	—	—	—	(11,336,653)	—	—	(11,336,653)
On June 30, 2026 (Unaudited)	—	—	—	—	—	—	—	—	—	—	—	—

Description	Acquisition of property and equipment	Acquisition of capitalized maintenance	Acquisition of intangible	Maintenance prepayment	Maintenance reserves	Capital increase	Compensation of lease	Compensation of accounts payable	Acquisition of lease	Addition the ARO	DIP Costs	Lease Modifications	Transfers	Execution of letters of credit	Total
Accounts receivable	—	—	—	—	44,857	—	(249,762)	(15,373)	11,773	—	—	—	—	—	(208,505)
Inventories	—	—	—	—	—	—	—	—	—	—	—	—	(17,585)	—	(17,585)
Deposits	—	—	—	—	37,333	—	—	(367,931)	—	—	—	—	—	648,199	317,601
Property and equipment	374,636	—	—	—	—	—	(181,356)	—	—	—	—	—	—	—	193,280
Right-of-use assets	—	468,093	—	—	—	—	—	—	752,844	234,340	—	(668,643)	57,862	—	844,496
Intangible assets	—	—	76,112	—	—	—	—	—	—	—	—	—	—	—	76,112
Other assets	—	—	—	37,050	—	—	(176,990)	—	—	—	342,182	—	(40,277)	76,400	238,365
Loans and financing	(103,136)	(284,671)	—	—	—	878,617	—	—	—	—	(342,182)	—	(38,576)	(724,599)	(614,547)
Leases	—	—	—	—	—	308,265	608,108	—	(764,848)	—	—	246,275	155,250	—	553,050
Accounts payable	(271,500)	(183,422)	(76,112)	(37,050)	(82,190)	7,608	—	383,304	231	—	—	—	(155,250)	—	(414,381)
Derivative financial instruments	—	—	—	—	—	—	—	—	—	—	—	—	38,576	—	38,576
Provisions	—	—	—	—	—	—	—	—	—	(234,340)	—	422,368	—	—	188,028
Equity	—	—	—	—	—	(1,194,490)	—	—	—	—	—	—	—	—	(1,194,490)

On June 30, 2025 (Unaudited)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—